Acquisition	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Acquisition

4.  Acquisition

Acquisition of Yitian Xindong

In December 2018, the Group entered into an agreement with Telling Telecommunication Co., Ltd. (“Telling Telecom”), the sole shareholder of Yitian Xindong, to acquire 25.5% equity interest in Yitian Xindong (the “Acquisition”) for an aggregate purchase consideration of RMB144.1 million, subject to certain price adjustment mechanisms based on Yitian Xindong’s operating and financial performance in 2019 and 2020 (the “Performance Targets”). If any of Yitian Xindong’s Performance Targets in either 2019 or 2020 is not met, Telling Telecom will return part of the purchase consideration to the Group, which resulted in the recognition of a financial assets derived from the contingent returnable consideration. Yitian Xindong owns the Tadu APPs, which include but are not limited to Tadu Literature Application (“塔读文学”).

Concurrently, Telling Telecom also transferred another 25.5% equity interest in Yitian Xindong to Shenzhen Bingruixin Technology Co., Ltd. (“Bingruixin”), a third party, Bingruixin granted an option that allowed the Group to acquire the 25.5% equity interest from Bingruixin for RMB144.1 million before March 15, 2019, subject to the above mentioned same price adjustment mechanisms based on Yitian Xindong’s operating and financial performance in 2019 and 2020 (the “Call Option”). Concurrent with the Acquisition, Bingruixin agreed to entrust voting rights with respect to the 25.5% equity interest in Yitian Xindong to the Group (the “Voting Rights Entrustment”) from December 28, 2018 to March 15, 2019. Because of the Voting Rights Entrustment, the Group concluded that it gained control over Yitian Xindong and consolidated Yitian Xindong upon completion of the Acquisition.

On December 28, 2018, the Group completed the Acquisition and consolidated Yitian Xindong thereafter. Therefore, the Group had consolidated the balance sheet of Yitian Xindong as of December 31, 2018 and the operating results of Yitian Xindong for the 3-day period from December 29, 2018 to December 31, 2018, and recognized a noncontrolling interest for the 74.5% equity interest of Yitian Xindong owned by other shareholders.

The allocation of the purchase price as of the date of acquisition was summarized as follows (in thousands):

	Amount RMB	Amortization Period
Purchase consideration	144,100
Net assets acquired, excluding intangible assets and the related deferred tax (Note a)	21,803
Deferred tax assets	8,576
Less: valuation allowance	(8,576)
Amortizable intangible assets
—User base	5,100	0.8 year
—Trademark and domain name	38,300	10 years
—Licensed copyrights of reading content	49,200	Not exceeding 3 years, with a weighted-average amortization period of 2.34 years
Goodwill (Note b)	338,288
Financial assets — contingent returnable consideration (Note c)	18,211
Deferred tax liabilities (Note d)	(7,390)
Noncontrolling interests	(319,412)
Total	144,100

Note:

(a)	Net assets acquired included cash and cash equivalents with an amount of RMB10.9 million (US$1.6 million).
(b)

Goodwill arising from this acquisition was attributable to the synergies between Yitian Xindong and the Group’s multiple business streams. The goodwill recognized was not expected to be deductible for income tax purpose.

(c)

The financial assets represented the fair value of the Group’s right to receive the contingent returnable consideration, subject to certain price adjustment mechanisms based on Yitian Xindong’s operating and financial performance in 2019 and 2020.

(d)	Deferred tax liabilities represented the tax effect of the amortizable intangible assets from the Acquisition.

4.  Acquisition (Continued)

Acquisition of Yitian Xindong (continued)

As of December 31, 2018, the Group had paid RMB73.0 million in cash for the Acquisition and the remaining consideration of RMB71.1 million was paid within six months after the Acquisition. The Group had also received deposits of RMB14.2 million from Telling Telecom for the price adjustment mechanisms mentioned above as of December 31, 2018, which was RMB16.7 million (US$2.4 million) as of December 31, 2019. See Note 14.

Neither the results of operations since the acquisition dates nor the pro forma results of operations of Yitian Xindong were presented because the effects of the business combination were not significant to the Company’s consolidated results of operations.

On March 1, 2019, the Group exercised the Call Option and acquired another 25.5% equity interest in Yitian Xindong from Bingruixin with a consideration of RMB144.1 million (US$20.7 million). As a result, the Group currently holds 51.0% equity interest in and a 51.0% voting rights of Yitian Xindong and continues to consolidate Yitian Xindong’s financial statements. As this transaction only leads to an increase in the Group’s ownership interest in Yitian Xindong and the Group retains its controlling financial interest in Yitian Xindong, this acquisition of a noncontrolling interest was accounted for as equity transactions, resulting in a decrease in noncontrolling interest of RMB124.2 million (US$17.8 million) and no gain or loss recognized in the consolidated statements of comprehensive income/(loss) during the year ended December 31, 2019.

The revenues of Yitian Xindong for the year ended December 31, 2019 were RMB204.0 million (US$29.3 million) and the net income of Yitian Xindong for the year ended December 31, 2019 were RMB2.5 million (US$0.4 million), which should mean that Yitian Xindong’s Performance Targets in 2019 as specified in the Group’s agreement with Telling Telecom in connection with its acquisition of Yitian Xindong were not met and the Group should have the right to receive a contingent returnable consideration of RMB170.6 million (US$24.5 million) from Telling Telecom. However, based on current communication with Telling Telecom, the Group estimated that the probability of successfully collecting the contingent returnable consideration of RMB170.6 million would be 60% as there were still some disputes between Telling Telecom and the Group, and as a result, the fair value of the Group’s right to receive the contingent returnable consideration as of December 31, 2019 were RMB98.5 million (US$14.1 million), with the changes in fair value of RMB62.1 million (US$8.9 million) recognized in the consolidated statements of comprehensive income/(loss) of the year ended December 31, 2019. As of December 31, 2018 and 2019, the fair values of the contingent returnable consideration were RMB18.2 million and RMB98.5 million (US$14.1 million), respectively, recorded as prepayments and other current assets in the consolidated balance sheets. See note 6.

Acquisition of Tianbo in 2019

The Group holds a 50% equity interest in Tianbo. Before April 1, 2019, as the Group had significant influence over financial and operating decision-making of Tianbo, it accounted for the 50% equity interest in Tianbo by using the equity method of accounting. On April 1, 2019, the Group obtained control over Tianbo and started consolidating Tianbo from April 1, 2019, as the Group and other shareholders of Tianbo agreed to make certain revisions to the articles of association of Tianbo, which granted the Group the voting power to decide Tianbo’s significant financial and operating decisions at both the shareholder level and the board level, to accelerate the development of its real estate vertical and to further bolster the development of the Group’s real estate vertical and to create more synergies on Tianbo’s new business, with the equity interest in Tianbo of 50% unchanged. At the same time, the Group agreed with other shareholders of Tianbo and would provide free advertising resources to Tianbo as consideration to gain control over Tianbo with a fair value of RMB5.9 million (US$0.8 million), estimated by management after considering an independent appraisal performed by a reputable valuation firm. The previously held equity interest in Tianbo was remeasured at fair value of RMB17.0 million (US$2.4 million) on the date of acquisition and a gain on remeasurement of RMB0.5 million (US$0.07 million) was recognized in the consolidated statements of comprehensive income/(loss).

4.  Acquisition (Continued)

Acquisition of Tianbo in 2019 (continued)

The allocation of the purchase price as of the date of acquisition is summarized as follows (in thousands):

Amount RMB
Non-cash consideration	5,900
Fair value of previously held equity interests in Tianbo	17,012
Total purchase consideration	22,912
Net assets acquired (Note a)	17,138
Goodwill	22,786
Noncontrolling interests	(17,012)
Total	22,912

Note:

(a)

Net assets acquired included cash, cash equivalents and restricted cash with an amount of RMB175.5 million (US$25.2 million). There were no material amortizable intangible assets (e.g. trademark and domain names, customer relationship) identified and recognized as Tianbo has no independent trademark and domain name or exclusive service agreement signed between Tianbo and its customers.

Goodwill, which is non-deductible for tax purposes, is primarily attributable to the synergies expected to be achieved from the acquisition.

Tianbo contributed revenues of RMB248.5 million (US$35.7 million) and earnings of RMB19.6 million (US$2.8 million) to the Group for the period from April 1, 2019 to December 31, 2019. The following unaudited pro forma summary presents consolidated information of the Group as if the business combination had occurred on January 1, 2018 (in thousands):

	Pro Forma Year Ended December 31,
	2018	2019
	RMB	RMB
	(unaudited)	(unaudited)
Revenue	1,579,211	1,566,245
Net (loss)/income attributable to Phoenix New Media Limited	(50,577)	731,007

The Group did not have any material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings.

The valuations used in the purchase price allocation described above were determined by the Group with the assistance of an independent third-party valuation firm. The valuations considered generally accepted valuation methodologies such as the income, market and cost approaches. As the acquirees are both private companies, the fair value estimates of previously held equity interests or noncontrolling interests are based on significant inputs considered by market participants which mainly include (a) discount rate, (b) projected terminal value based on future cash flow (c) financial multiple of companies in the same industry and (d) adjustment for lack of control or lack of marketability.